Goodwill and intangible assets (Details) £ in Billions	1 Months Ended
May 31, 2023 GBP (£)
Personal Banking
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through transfers, intangible assets other than goodwill	£ (0.2)
Private Banking
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through transfers, intangible assets other than goodwill	£ 0.2